Cover	Aug. 11, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity File Number	001-39312
Entity Registrant Name	PLBY GROUP, INC.
Entity Central Index Key	0001803914
Entity Tax Identification Number	37-1958714
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10960 Wilshire Blvd.
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	424-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PLBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false